Note 15 - Deferred Revenue - Changes in Deferred Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of year	$ 43,228	$ 38,710
Additions to deferred revenue	7,499	569,880
Revenue recognized during the year	(10,726)	(563,922)
Foreign exchange impact	352	(1,440)
Liabilities classified as held for sale/sold	(39,501)
Balance, end of year	$ 852	$ 43,228